Fair values of financial assets and financial liabilities	12 Months Ended
Sep. 30, 2023
Fair values of financial assets and financial liabilities
Fair values of financial assets and financial liabilities

Note 22. Fair values of financial assets and financial liabilities

Accounting policy

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

On initial recognition, the transaction price generally represents the fair value of the financial instrument unless there is observable information from an active market to the contrary. Where significant unobservable information is used, the difference between the transaction price and the fair value (day one profit or loss) is recognised in the income statement over the life of the instrument or when the inputs become observable.

Critical accounting assumptions and estimates

The majority of valuation models used by the Group employ only observable market data as inputs. However, for certain financial instruments data may be employed which is not readily observable in current markets.

The availability of observable inputs is influenced by factors such as:
● Product type;
● Depth of market activity;
● Maturity of market models; and
● Complexity of the transaction.

Where unobservable market data is used, more judgement is required to determine fair value. The significance of these judgements depends on the significance of the unobservable input to the overall valuation. Unobservable inputs are generally derived from other relevant market data and adjusted against:

● Standard industry practice;
● Economic models; and
● Observed transaction prices.

In order to determine a reliable fair value for a financial instrument, management may apply adjustments to the techniques previously described. These adjustments reflect the Group’s assessment of factors that market participants would consider in setting the fair value.

These adjustments incorporate bid/offer spreads, credit valuation adjustments (CVA) and funding valuation adjustments (FVA).

Fair Valuation Control Framework

The Group uses a Fair Valuation Control Framework where the fair value is either determined or validated by a function independent of the transaction. This framework formalises the policies and procedures used to achieve compliance with relevant accounting, industry and regulatory standards. The framework includes specific controls relating to:

●	The revaluation of financial instruments;
●	Independent price verification;
●	Fair value adjustments; and
●	Financial reporting.

A key element of the framework is the Revaluation Committee, comprising senior valuation specialists from within the Group. The Revaluation Committee reviews the application of the agreed policies and procedures to assess that a fair value measurement basis has been applied.

The method of determining fair value differs depending on the information available.

Fair value hierarchy

A financial instrument’s categorisation within the valuation hierarchy is based on the lowest level input that is significant to the fair value measurement.

The Group categorises all fair value instruments according to the hierarchy described below.

Valuation techniques

The Group applies market accepted valuation techniques in determining the fair valuation of over the counter (OTC) derivatives. This includes CVA and FVA, which incorporate credit risk and funding costs and benefits that arise in relation to uncollateralised derivative positions, respectively.

Note 22. Fair values of financial assets and financial liabilities (continued)

The specific valuation techniques, the observability of the inputs used in valuation models and the subsequent classification for each significant product category are outlined as follows:

Level 1 instruments (Level 1)

The fair value of financial instruments traded in active markets is based on recent unadjusted quoted prices. These prices are based on actual arm’s length basis transactions.

The valuations of Level 1 instruments require little or no management judgement.

Instrument	Balance sheet category	Includes	Valuation

Exchange traded products	Derivatives	Exchange traded interest rate futures and options and commodity and carbon futures
FX products	Derivatives	FX spot and futures contracts
Equity products	Derivatives Trading securities and financial assets measured at FVIS Other financial liabilities	Listed equities and equity indices	All these instruments are traded in liquid, active markets where prices are readily observable. No modelling or assumptions are used in the valuation.
Debt instruments	Trading securities and financial assets measured at FVIS Investment securities Other financial liabilities	Australian Commonwealth and New Zealand government bonds

Level 2 instruments (Level 2)

The fair value for financial instruments that are not actively traded is determined using valuation techniques which maximise the use of observable market prices. Valuation techniques include:

●	The use of market standard discounting methodologies;
●	Option pricing models; and
●	Other valuation techniques widely used and accepted by market participants.
Instrument	Balance sheet category	Includes	Valuation
Interest rate products	Derivatives	Interest rate and inflation swaps, swaptions, caps, floors, collars and other non-vanilla interest rate derivatives

Industry standard valuation models are used to calculate the expected future value of payments by product, which is discounted back to a present value. The model’s interest rate inputs are benchmark and active quoted interest rates in the swap, bond and futures markets. Interest rate volatilities are sourced from brokers and consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

FX products	Derivatives	FX swaps, FX forward contracts, FX options and other non-vanilla FX derivatives	Derived from market observable inputs or consensus pricing providers using industry standard models. If consensus prices are not available, these are classified as Level 3 instruments.
Other credit products	Derivatives	Single name and index credit default swaps (CDS)

Valued using an industry standard model that incorporates the credit spread as its principal input. Credit spreads are obtained from consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

Note 22. Fair values of financial assets and financial liabilities (continued)

Level 2 instruments (Level 2) (continued)

Instrument	Balance sheet category	Includes	Valuation
Commodity products	Derivatives	Commodity and carbon derivatives

Valued using industry standard models.

The models calculate the expected future value of deliveries and payments and discount them back to a present value. The model inputs include forward curves, volatilities implied from market observable inputs, discount curves and underlying spot and futures prices. The significant inputs are market observable or available through a consensus data service. If consensus prices are not available, these are classified as Level 3 instruments.

Equity products	Derivatives	Exchange traded equity options, OTC equity options and equity warrants	Due to low liquidity, exchange traded options are Level 2. Valued using industry standard models based on observable parameters such as stock prices, dividends, volatilities and interest rates.
Asset backed debt instruments	Trading securities and financial assets measured at FVIS Investment securities	Australian residential mortgage backed securities (RMBS) and other asset backed securities (ABS)

Valued using an industry approach to value floating rate debt with prepayment features. Australian RMBS are valued using prices sourced from a consensus data provider. If consensus prices are not available these are classified as Level 3 instruments.

Non-asset backed debt instruments	Trading securities and financial assets measured at FVIS Investment securities Other financial liabilities	State and other government bonds, corporate bonds and commercial paper Repurchase agreements and reverse repurchase agreements over non-asset backed debt securities

Valued using observable market prices, which are sourced from independent pricing services, broker quotes or inter-dealer prices. If prices are not available from these sources, these are classified as Level 3 instruments.

Loans at fair value	Loans	Fixed rate bills and syndicated loans	Discounted cash flow approach, using a discount rate which reflects the terms of the instrument and the timing of cash flows, adjusted for creditworthiness, or expected sale amount.
Certificates of deposit	Deposits and other borrowings	Certificates of deposit	Discounted cash flow using market rates offered for deposits of similar remaining maturities.
Debt issues at fair value	Debt issues	Debt issues	Discounted cash flows, using a discount rate which reflects the terms of the instrument and the timing of cash flows adjusted for market observable changes in Westpac’s implied credit worthiness.

Level 3 instruments (Level 3)

Financial instruments valued where at least one input that could have a significant effect on the instrument’s valuation is not based on observable market data due to illiquidity or complexity of the product. These inputs are generally derived and extrapolated from other relevant market data and calibrated against current market trends and historical transactions.

These valuations are calculated using a high degree of management judgement.

Instrument	Balance sheet category	Includes	Valuation
Debt instruments	Trading securities and financial assets measured at FVIS Investment securities	Certain debt securities with low observability, usually issued via private placement	These securities are evaluated by an independent pricing service or based on third party revaluations. Due to their illiquidity and/or complexity these are classified as Level 3 assets.
Equity instruments	Trading securities and financial assets measured at FVIS Investment securities	Strategic equity investments

Valued using valuation techniques appropriate to the instrument, including the use of recent arm’s length transactions where available, discounted cash flow approach or reference to the net assets of the entity.

Due to their illiquidity, complexity and/or use of unobservable inputs into valuation models, they are classified as Level 3 assets.

Note 22. Fair values of financial assets and financial liabilities (continued)

The following tables summarise the attribution of financial instruments measured at fair value to the fair value hierarchy.

	2023				2022
$m	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Consolidated
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	4,468	26,012	27	30,507	2,039	22,275	18	24,332
Derivative financial instruments	27	21,290	26	21,343	68	41,202	13	41,283
Investment securities	5,620	67,833	441	73,894	12,634	62,263	387	75,284
Loans	-	4	15	19	-	45	27	72
Total financial assets measured at fair value on a recurring basis	10,115	115,139	509	125,763	14,741	125,785	445	140,971
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings[1]	-	47,220	-	47,220	-	46,331	-	46,331
Other financial liabilities[2]	1,714	10,255	-	11,969	2,006	9,319	-	11,325
Derivative financial instruments	28	24,604	15	24,647	51	39,494	23	39,568
Debt issues[3]	-	3,222	-	3,222	-	6,740	-	6,740
Total financial liabilities measured at fair value on a recurring basis	1,742	85,301	15	87,058	2,057	101,884	23	103,964
Parent Entity
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	4,395	23,566	26	27,987	1,964	20,435	18	22,417
Derivative financial instruments	27	20,985	26	21,038	68	41,046	13	41,127
Investment securities	3,490	63,767	202	67,459	10,887	59,055	157	70,099
Loans	-	4	3	7	-	45	9	54
Due from subsidiaries	-	1,159	-	1,159	-	1,966	-	1,966
Total financial assets measured at fair value on a recurring basis	7,912	109,481	257	117,650	12,919	122,547	197	135,663
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings[1]	-	44,973	-	44,973	-	43,742	-	43,742
Other financial liabilities[2]	1,714	10,213	-	11,927	2,006	9,319	-	11,325
Derivative financial instruments	28	24,531	15	24,574	51	39,384	23	39,458
Debt issues[3]	-	1,852	-	1,852	-	1,905	-	1,905
Due to subsidiaries	-	1,875	-	1,875	-	1,906	-	1,906
Total financial liabilities measured at fair value on a recurring basis	1,742	83,444	15	85,201	2,057	96,256	23	98,336

1.	The contractual outstanding amount payable at maturity was $47,614 million (2022: $46,535 million) for the Group and $45,331 million (2022: $43,926 million) for the Parent Entity.
2.	The contractual outstanding amount payable at maturity for the Group is $11,970 million (2022: $11,330 million) and $11,929 million for the Parent Entity (2022: $11,330 million).
3.

The contractual outstanding amount payable at maturity was $3,772 million (2022: $7,193 million) for the Group and $2,392 million (2022: $2,302 million) for the Parent Entity. The cumulative change in the fair value of debt issues attributable to changes in Westpac’s own credit risk was $45 million decrease (2022: $66 million decrease) for the Group and Parent Entity.

Note 22. Fair values of financial assets and financial liabilities (continued)

Reconciliation of non-market observables

The following tables summarise the changes in financial instruments measured at fair value derived from non-market observable valuation techniques (Level 3).

	Trading
	securities and
	financial assets			Total		Total
	measured	Investment		Level 3		Level 3
$m	at FVIS	securities	Other[1]	assets	Derivatives	liabilities
Consolidated
Balance as at 30 September 2021	5	277	62	344	32	32
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	-	-	(12)	(12)	(5)	(5)
OCI	-	99	-	99	-	-
Acquisitions and issues	16	65	6	87	2	2
Disposals and settlements	(3)	(54)	(15)	(72)	(2)	(2)
Transfer into or out of non-market observables	-	-	-	-	(4)	(4)
Foreign currency translation impacts	-	-	(1)	(1)	-	-
Balance as at 30 September 2022	18	387	40	445	23	23
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	-	-	(9)	(9)	(7)	(7)
OCI	-	(17)	-	(17)	-	-
Acquisitions and issues	31	84	145	260	115	115
Disposals and settlements	(19)	(13)	(124)	(156)	(109)	(109)
Transfer into or out of non-market observables	(4)	-	(12)	(16)	(7)	(7)
Foreign currency translation impacts	1	-	1	2	-	-
Balance as at 30 September 2023	27	441	41	509	15	15
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at:
30 September 2022	(1)	-	(7)	(8)	3	3
30 September 2023	(1)	-	25	24	(1)	(1)

Parent Entity
Balance as at 30 September 2021	4	75	41	120	32	32
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	-	-	(12)	(12)	(5)	(5)
OCI	-	1	-	1	-	-
Acquisitions and issues	17	85	5	107	2	2
Disposals and settlements	(3)	(4)	(12)	(19)	(2)	(2)
Transfer into or out of non-market observables	-	-	-	-	(4)	(4)
Balance as at 30 September 2022	18	157	22	197	23	23
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	-	-	(9)	(9)	(7)	(7)
OCI	-	(30)	-	(30)	-	-
Acquisitions and issues	30	79	144	253	115	115
Disposals and settlements	(19)	(4)	(116)	(139)	(109)	(109)
Transfer into or out of non-market observables	(4)	-	(12)	(16)	(7)	(7)
Foreign currency translation impacts	1	-	-	1	-	-
Balance as at 30 September 2023	26	202	29	257	15	15
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at:
30 September 2022	(1)	-	(7)	(8)	3	3
30 September 2023	(1)	-	25	24	(1)	(1)

1.	Other is comprised of derivative financial assets and certain loans.

Note 22. Fair values of financial assets and financial liabilities (continued)

Transfers into and out of Level 3 have occurred due to changes in observability in the significant inputs into the valuation models used to determine the fair value of the related financial instruments. Transfers in and transfers out are reported using the end of month fair values from the month in which the event or change in circumstance that caused the transfer to occur.

Significant unobservable inputs

Sensitivities to reasonably possible changes in non-market observable valuation assumptions would not have a material impact on the Group’s reported results.

Day one profit or loss

The closing balance of unrecognised day one profit for both the Group and the Parent Entity as at 30 September 2023 was nil (2022: $1 million).

Financial instruments not measured at fair value

For financial instruments not measured at fair value on a recurring basis, fair value has been derived as follows:

Instrument	Valuation
Loans

Where available, the fair value of loans is based on observable market transactions, otherwise fair value is estimated using discounted cash flow models. For variable rate loans, the discount rate used is the current effective interest rate. The discount rate applied for fixed rate loans reflects the market rate for the maturity of the loan and the credit worthiness of the borrower.

Investment securities	The carrying value approximates the fair value. The balance principally relates to government securities from illiquid markets. Fair value is monitored by reference to recent issuances.
Deposits and other borrowings

Fair values of deposit liabilities payable on demand (non-interest bearing, interest bearing and savings deposits) approximate their carrying value. Fair values for term deposits are estimated using discounted cash flows, applying market rates offered for deposits of similar remaining maturities.

Debt issues and loan capital

Fair values are calculated using a discounted cash flow model. The discount rates applied reflect the terms of the instruments, the timing of the estimated cash flows and are adjusted for any changes in Westpac’s credit spreads.

Assets and liabilities held for sale	Valuation reflects the expected sales price before transaction costs based on the terms of the sales contract.
All other financial assets and liabilities	For all other financial assets and liabilities, the carrying value approximates the fair value. These items are either short-term in nature, re-price frequently or are of a high credit rating.

Note 22. Fair values of financial assets and financial liabilities (continued)

The following tables summarise the estimated fair value and fair value hierarchy of financial instruments not measured at fair value.

		Estimated fair value
Consolidated	Carrying
$m	amount	Level 1	Level 2	Level 3	Total
2023
Financial assets not measured at fair value
Cash and balances with central banks	102,522	102,522	-	-	102,522
Collateral paid	4,535	4,535	-	-	4,535
Investment securities	1,432	-	511	921	1,432
Loans	773,235	-	-	768,890	768,890
Other financial assets	6,219	-	6,219	-	6,219
Total financial assets not measured at fair value	887,943	107,057	6,730	769,811	883,598
Financial liabilities not measured at fair value
Collateral received	3,525	3,525	-	-	3,525
Deposits and other borrowings	640,948	-	636,999	4,331	641,330
Other financial liabilities	32,901	-	32,901	-	32,901
Debt issues[1]	153,351	-	152,131	998	153,129
Loan capital[1]	33,176	-	33,512	-	33,512
Total financial liabilities not measured at fair value	863,901	3,525	855,543	5,329	864,397

2022
Financial assets not measured at fair value
Cash and balances with central banks	105,257	105,257	-	-	105,257
Collateral paid	6,216	6,216	-	-	6,216
Investment securities	1,181	-	335	844	1,179
Loans	739,575	-	-	732,511	732,511
Other financial assets	5,626	-	5,626	-	5,626
Assets held for sale	20	-	20	-	20
Total financial assets not measured at fair value	857,875	111,473	5,981	733,355	850,809
Financial liabilities not measured at fair value
Collateral received	6,371	6,371	-	-	6,371
Deposits and other borrowings	612,798	-	608,397	4,737	613,134
Other financial liabilities	45,035	-	45,035	-	45,035
Debt issues[1]	138,128	-	137,146	306	137,452
Loan capital[1]	31,254	-	30,671	-	30,671
Liabilities held for sale	31	-	31	-	31
Total financial liabilities not measured at fair value	833,617	6,371	821,280	5,043	832,694

1.The estimated fair values of debt issues and loan capital include the impact of changes in Westpac’s credit spreads since origination.

Note 22. Fair values of financial assets and financial liabilities (continued)

		Estimated fair value
Parent Entity	Carrying
$m	amount	Level 1	Level 2	Level 3	Total
2023
Financial assets not measured at fair value
Cash and balances with central banks	93,466	93,466	-	-	93,466
Collateral paid	4,505	4,505	-	-	4,505
Investment securities	49	-	-	49	49
Loans	678,014	-	-	674,713	674,713
Due from subsidiaries[1]	51,796	-	4,274	47,522	51,796
Other financial assets	5,812	-	5,812	-	5,812
Total financial assets not measured at fair value	833,642	97,971	10,086	722,284	830,341
Financial liabilities not measured at fair value
Collateral received	3,243	3,243	-	-	3,243
Deposits and other borrowings	565,384	-	564,310	1,443	565,753
Other financial liabilities	26,853	-	26,853	-	26,853
Debt issues[2]	133,105	-	133,039	-	133,039
Due to subsidiaries	53,788	-	3,408	50,380	53,788
Loan capital[2]	32,085	-	32,431	-	32,431
Total financial liabilities not measured at fair value	814,458	3,243	760,041	51,823	815,107

2022
Financial assets not measured at fair value
Cash and balances with central banks	95,182	95,182	-	-	95,182
Collateral paid	6,179	6,179	-	-	6,179
Investment securities	77	-	2	75	77
Loans	651,663	-	-	645,861	645,861
Due from subsidiaries[1]	51,403	-	8,748	42,655	51,403
Other financial assets	5,228	-	5,228	-	5,228
Total financial assets not measured at fair value	809,732	101,361	13,978	688,591	803,930
Financial liabilities not measured at fair value
Collateral received	6,299	6,299	-	-	6,299
Deposits and other borrowings	543,003	-	541,916	1,435	543,351
Other financial liabilities	41,027	-	41,027	-	41,027
Debt issues[2]	120,434	-	119,978	-	119,978
Due to subsidiaries	56,437	-	5,054	51,383	56,437
Loan capital[2]	30,734	-	30,144	-	30,144
Total financial liabilities not measured at fair value	797,934	6,299	738,119	52,818	797,236

1.	Due from subsidiaries excluded $689 million (2022: $816 million) of long-term debt instruments with equity-like characteristics which are part of the total investment in subsidiaries.
2.	The estimated fair values of debt issues and loan capital include the impact of changes in Westpac’s credit spreads since origination.